FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES

27.    FAIR VALUE OF FINANCIAL INSTRUMENTS

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity. Financial assets include, in particular, cash and cash equivalents, trade and other receivables, bank loans to customers, investments (mainly deposits with original maturity of more than three months, originated loans other than bank loans to customers as well as debt securities) and derivative financial assets. Financial liabilities generally substantiate claims for repayment in cash or another financial asset. In particular, this includes bonds, trade and other payables, bank loans, lease obligations and derivative financial liabilities. Financial instruments are recognized as soon as the Group becomes a party to the contractual provision of the instrument.

Financial assets and financial liabilities are recognized initially at fair value plus transaction costs that are directly attributable to the acquisition or issue of the financial asset or financial liability, except for a financial asset or liability accounted for at fair value through profit or loss, in which case transaction costs are expensed. Subsequently they are measured either at amortized cost or fair value depending on the classification of those assets and liabilities.

Financial assets can be classified as 1) financial assets at amortized cost; 2) financial assets at fair value through other comprehensive income; 3) financial assets at fair value through profit or loss. If the financial assets are held for collecting contractual cash flows in the form of principal and interest on the specified dates, it is classified as carried at amortized cost. If the financial assets are held not only for collecting contractual cash flows in the form of principal and interest on the specified dates, but also for potential sale, they are classified as measured at fair value through other comprehensive income. All other financial assets are classified as measured at fair value through profit or loss.

Financial liabilities can be classified as measured at fair value or at amortized costs. The Group measures its derivative instruments, contingent consideration recognized in business combination as well as liability under put option agreement at fair value. All other financial liabilities of the Group are measured at amortized cost.

Hedging activities – The Group uses derivative instruments, including interest rate and foreign currency swaps, to manage foreign currency and interest rate risk exposures. The Group measures derivatives at fair value and recognizes them as either other current or other non-current financial assets or liabilities in the consolidated statement of financial position. Cash flows from derivatives are classified according to their nature. The Group reviews related fair value hierarchy classifications on a quarterly basis. The fair value measurement of the Group’s derivative instruments is based on the observable yield curves for similar instruments. The Group determines the existence of an economic relationship between the hedging instruments and hedged item based on the currency, amount and timing of their respective cash flows. The Group assesses whether the derivative designated in each hedging relationship is expected to be and has been effective in offsetting changes in cash flows of the hedged item using the qualitative method. The hedge ratio applied by the Group is the same as that resulting from the quantity of the hedged item and the quantity of the hedging instrument actually used to hedge that quantity of the hedged item.

The Group designates derivatives as either fair value hedges or cash flow hedges in case the required criteria are met.

Fair value hedges – Changes in the fair value of derivatives that are designated and qualified as fair value hedges are recognized in profit or loss immediately together with any changes in the fair value of the hedged asset or liability that are attributed to the hedged risk.

Cash flow hedges – The effective portion of changes in the fair value of derivatives that are designated and qualified as cash flow hedges are recognized in other comprehensive income.

The gain or loss relating to the ineffective portion is recognized immediately in profit or loss. Gains or losses accumulated in other comprehensive income are immediately reclassified into the consolidated statement of profit or loss when related hedged transactions affects earnings.

For derivatives that do not meet the conditions for hedge accounting, gains and losses from changes in the fair value are recorded immediately in profit or loss.

Assets and liabilities related to multiple derivative contracts with one counterparty are not offset by the Group.

Liability under put option agreement – To optimize the structure of business acquisitions and to defer payment of the purchase price, the Group enters into put and call option agreements to acquire the remaining non-controlling stakes in newly acquired subsidiaries. Upon initial recognition, the commitment to purchase non-controlling interests is recognized as a financial liability for the present value of the redemption amount, which approximates its fair value. Subsequent changes in the value of the commitment are recognized in profit or loss for the reporting period.

Netting – The Group offsets its financial assets and financial liabilities only if it has a legally enforceable right to set off the recognized amounts and intends either to settle on a net basis or to realise the asset and settle the liability simultaneously.

Fair value of financial instruments – Fair value of financial assets and liabilities is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The three-tier hierarchy for inputs used in measuring fair value, which prioritizes the inputs used in the methodologies of measuring fair value for assets and liabilities, is as follows:

•	Level 1 – Quoted prices in active markets for identical assets or liabilities;
•	Level 2 – Observable inputs other than quoted prices in active markets for identical assets and liabilities;
•	Level 3 – No observable pricing inputs in the market.

Financial assets and financial liabilities are classified in the three-tier hierarchy based on the lowest level of input that is significant to the fair value measurements. The Group’s assessment of the significance of a particular input to the fair value measurements requires judgment which may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy.

As of December 31, 2019 and 2018 financial assets and financial liabilities of the Group comprise of:

1.    Financial assets

	December 31,	December 31,
	2019	2018
Trade and other receivables (Note 17)	39,151	37,143

Accounts receivable, related parties (Note 30)	16,659	8,930

Cash and cash equivalents (Note 13)	38,070	84,075
Other financial assets:
Financial assets at fair value through profit or loss:
Securities held by MTS Bank	13,273	22,487
Mutual funds	9,349	—
Assets in Sistema Capital trust management	8,195	11,644
Contingent consideration	2,013	—
Currency forwards, swaps and options not designated as hedges	52	2,200
Cross-currency swaps not designated as hedges	318	1,077
Total financial assets at fair value through profit or loss	33,200	37,408

Financial assets at fair value through OCI:
Cross-currency swaps designated as cash flow hedges	—	2,797
Notes	—	70
Total financial assets at fair value through OCI	—	2,867

Financial assets at amortized cost:
Deposits and loans issued	94,757	83,865
Notes	15,957	31,165
Other	3,520	2,579
Total financial assets at amortized cost	114,234	117,609

Total other financial assets	147,434	157,884

Total financial assets	241,314	288,032
Less current portion	(159,084)	(230,642)

Total financial assets, non-current	82,230	57,390

2.     Financial liabilities

	December 31,	December 31,
	2019	2018
Trade and other payables	71,808	53,623

Accounts payable, related parties (Note 30)	558	1,301

Financial liabilities at amortized cost:
Loans and borrowings:
Bank and other loans (Note 23)	159,384	250,780
Lease obligations(Note 24)	155,308	160,552
Notes (Note 23)	183,935	117,355
MTS Bank deposits and liabilities(Note 28)	137,952	111,454
Total loans and borrowings	636,579	640,141
Total financial liabilities at amortized cost	636,579	640,141

Other financial liabilities at fair value:
Financial liabilities at fair value through profit or loss:
Contingent consideration and other liabilities	917	936
Currency forwards and swaps not designated as hedges	366	85
Liabilities under option agreements (Note 32)	73	3,735
Interest rate swaps not designated as hedges	68	265
Total financial liabilities at fair value through profit or loss	1,424	5,021

Financial liabilities at fair value through OCI:
Cross-currency swaps designated as cash flow hedges	955	—
Total financial liabilities at fair value through OCI	955	—
Total other financial liabilities at fair value	2,379	5,021

Total financial liabilities	711,324	700,086
Less current portion	(296,911)	(187,160)

Total financial liabilities, non-current	414,413	512,926

The fair value measurement of the Group’s derivative instruments and investments in Sistema Capital trust management is based on the observable yield curves for similar instruments and represents the estimated amount the Group would receive or pay to terminate these agreements at the reporting date, taking into account current interest rates, foreign exchange spot and forward rates. The investment in mutual investment funds is measured at fair value of the Group’s share in net assets of funds.

The table below presents the fair value of financial instruments carried at fair value within the statement of financial position:

	Level of	December 31,	December 31,
	inputs	2019	2018
Assets
Securities held by MTS Bank	Level 1	13,273	22,487
Sistema International Funding S.A. Bonds due in 2019 (related party) (Note 14, 30)	Level 1	—	70
Derivative instruments	Level 2	370	6,074
Currency forwards, swaps and options		52	2,200
Cross-currency interest rate swaps		318	3,874
Mutual investment funds, managed by Sistema Capital (related party) (Note 14, 30)	Level 2	9,349	—
Assets in Sistema Capital trust management (related party) (Note 14, 30)	Level 2	8,195	11,644
Contingent consideration	Level 3	2,013	—

Liabilities
Derivative instruments	Level 2	(1,389)	(350)
Interest rate swaps		(68)	(265)
Cross-currency interest rate swaps		(955)	—
Currency forwards and swaps		(366)	(85)
Contingent consideration	Level 3	(907)	(940)
Liabilities under option agreements	Level 3	(73)	(3,735)

For the years ended December 31, 2019, 2018 and 2017, net realized gains and losses of Level 3 liabilities resulting from fair value measurements amounted to RUB 1,813 million loss, RUB 719 million loss and a RUB 120 million gain, respectively and were recognized as a part of change in fair value of financial instruments in the consolidated statement of profit or loss. No unrealized gains or losses of Level 3 liabilities resulting from fair value measurements were recognized during the years ended December 31, 2019, 2018 and 2017.

Liability under put option

The liability under put option agreement for redeemable non-controlling interests in MTS Armenia in the amount of RUB 3,629 million as of December 31, 2018 was measured at fair value using a discounted cash flow technique. In 2019 the liability was settled through the acquisition of the 20% ownership interest in MTS Armenia (Note 32). The most significant quantitative inputs used to measure its fair value are presented in the table below:

December 31,
Unobservable inputs	2018
Post-tax discount rate	13%
Revenue growth rate	0.3 - 2.0% (av. 0.9%)
OIBDA margin	40.5-43.2% (av. 41.5%)

Other liability under option agreement relates to redeemable non-controlling interests in Kulturnaya Sluzhba and is insignificant.

Financial instruments at amortised cost

The carrying value of the Group’s financial instruments accounted for at amortized cost approximates their fair value due to their short-term nature and market interest rates, except for borrowings, gross of debt issuance cost, as disclosed in the table below:

		December 31, 2019		December 31, 2018
	Level of		Carrying		Carrying
	inputs	Fair value	value	Fair value	value
Notes	Level 1	(180,824)	(174,165)	(115,698)	(117,534)
Unquoted notes	Level 3	(10,012)	(10,012)	—	—
Bank and other loans (Note 23)	Level 3	(159,384)	(159,384)	(251,189)	(251,188)
		(350,220)	(343,561)	(366,887)	(368,722)

The carrying value of the Group's bank and other loans approximates their fair value as of December 31, 2019 and 2018.

While management has used available market information in estimating the fair value of its financial instruments, the market information may not be fully reflective of the value that could be realized in the current circumstances.

There were no transfers between levels of inputs within the hierarchy during the years ended December 31, 2019, 2018 and 2017.

During the year ended December 31, 2019 several of the Group’s swap agreements in the amount of RUB 678 million were transferred from accounting category “financial assets at fair value through other comprehensive income” to category “financial assets at fair value through profit or loss” as a result of termination of hedging relationships due to the early redemption of hedged loans. There were no transfers between the accounting categories of financial instruments during the years ended December 31, 2018 and 2017.